CAPITAL MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2018
Corporate Information And Statement Of IFRS Compliance [Abstract]
Disclosure of Capital Items

	Notes	December 31, 2018	December 31, 2017
Cash and cash equivalents	7	$615.1	$664.1
Short-term investments	8	119.0	127.2
		$734.1	$791.3
Capital items:
Credit facility available for use	20(b)	$499.6	$248.7
Long-term debt[1]	20(a)	400.0	400.0
Common shares		2,680.1	2,677.8
		$3,579.7	$3,326.5

1	The carrying amount of the long-term debt excludes unamortized deferred transaction costs of $5.0 million as at December 31, 2018 (December 31, 2017 – $5.8 million).